Income taxes - Unrecognized tax benefit (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)
Roll-forward of unrecognized tax benefits
Balance at beginning of the year	$ 37,761,626	¥ 246,394,607
Additions for tax positions taken in prior years	4,918,374	32,092,388
Additions for tax positions taken in current year	5,249,412	34,252,413	¥ 319,206,371
Reductions for tax positions	(23,487,545)	(153,256,232)	(72,811,764)
Balance at end of the year	24,441,867	159,483,176	246,394,607
Accrued interest	1,821,552		3,805,963	¥ 11,885,624
Tax impact arising from impairment losses and charge-offs of accounts receivable and contract assets	12,198,266	79,593,688	105,168,108
Tax impact arising from impairment losses and charge-offs of accounts receivable and contract assets	7,325,227	47,797,100	141,226,499
Tax impact related to the provision for contingent guarantee liabilities	4,918,374	32,092,388	0
Deferred tax to be recognized for unrecognized tax position of prior year		34,252,413
Unrecognized tax benefit, if recognized upon examination settlement or statute expiration would effect tax rate	19,523,493		246,394,607	127,390,788
Unrecognized tax benefit, if recognized upon examination settlement or statute expiration would not effect tax rate	4,918,374		0	32,092,388
Interest related to unrecognized tax benefit	1,238,262	¥ 8,079,661	3,805,963
Operating loss carry forwards from subsidiaries	141,215,265		38,990,106	921,429,605
Tax benefit on operating loss carry forwards	$ 30,697,910		¥ 776,809	¥ 200,303,859